Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 27, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2012
Prospectus Date	rr_ProspectusDate	Sep. 27, 2012
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated September 27, 2012 to the
Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus and Strategic Markets
Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated
July 31, 2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to PIMCO All Asset Fund

(PIMCO All Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Risk/Return:	rr_RiskReturnAbstract
Supplement- [Text Block]	pimco_SupplementTextBlock_01	Disclosure Related to PIMCO All Asset All Authority Fund
(PIMCO All Asset All Authority Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement- [Text Block]	pimco_SupplementTextBlock_01

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset All Authority Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Expense Footnote Supplement [Text Block]	pimco_SupplementTextBlock_04aa

In addition, effective immediately, the sixth footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the PIMCO All Asset All Authority Fund's Fund Summary in the Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

Expense Footnotes - [Text Block]	pimco_ExpenseFootnotesTextBlock_01	[6] Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and interest expense of the Underlying PIMCO Funds is 1.16%, 1.26%, 1.41% and 1.56% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
Expense Footnote Supplement - [Text Block]	pimco_SupplementTextBlock_05aa

Additionally, effective immediately, the sixth footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the PIMCO All Asset All Authority Fund's Fund Summary in the Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus is deleted in its entirety and replaced with the following:

Expense Footnotes -- [Text Block]	pimco_ExpenseFootnotesTextBlock_02	[6] Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and interest expense of the Underlying PIMCO Funds is 1.61% and 2.36% for Class A and Class C shares, respectively.